Net income per ordinary share (Tables)	9 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
Schedule of reconciliation of number of shares used in computation of basic and diluted net income per ordinary share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	82,215,627	81,582,375	82,001,500	81,481,686
Effect of dilutive share options and other awards outstanding under share based compensation programs	757,261	910,836	735,573	991,835
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	82,972,888	82,493,211	82,737,073	82,473,521

	Three Months Ended		Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
Net income per Ordinary Share attributable to the Group:
Basic	1.99	1.96	4.83	4.76
Diluted	1.97	1.94	4.79	4.70